General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2019
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 7 General and administrative expenses

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Occupancy	81	89	209	169	426
Rent and maintenance of IT and other equipment	79	87	78	167	158
Communication and market data services	131	131	124	262	256
Administration	1,236	1,269	1,230	2,505	2,601
of which: shared services costs charged by UBS Group AG or its subsidiaries	1,139	1,136	1,163	2,275	2,386
of which: UK and German bank levy	(32)	15	(26)	(17)	(26)
Marketing and public relations	49	50	62	99	136
Travel and entertainment	87	77	97	164	181
Professional fees	173	156	210	329	417
Outsourcing of IT and other services	140	146	183	286	369
Litigation, regulatory and similar matters[1]	4	(8)	132	(4)	121
Other	24	29	7	53	38
Total general and administrative expenses	2,004	2,026	2,333	4,030	4,703
1 Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15 for more information. Also includes recoveries from third parties (second quarter of 2019: USD 1 million; first quarter of 2019: USD 7 million; second quarter of 2018: USD 10 million).